Voya MI Dynamic Small Cap Fund Investment Strategy - Class A C I R R6 and W Shares [Member] - Voya MI Dynamic Small Cap Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to small-capitalization companies. For purposes of this 80% policy, small-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 2000® Index (the “Index”) or the S&P SmallCap 600® Index. The market capitalization of companies within the indices will change with market conditions. As of June 30, 2025, the market capitalization of companies within the Index ranged from $60.5 million to $15.7 billion, and the market capitalization of companies within the S&P SmallCap 600® Index ranged from $62.1 million to $13 billion. In managing the Fund, the sub-adviser and the sub-sub-adviser (together, the “Sub-Adviser”) invests in a portfolio of common stocks of small-capitalization companies that it believes have the potential to outperform the Index over the long term. The Sub-Adviser uses quantitative methods, including machine-learning based artificial intelligence (“AI”) models, to select securities for potential investment and to support portfolio trading.As part of the securities selection process, the AI models analyze a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases and news articles). The AI model is designed to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically been correlated with outperformance. The Sub-Adviser utilizes a dynamic portfolio construction process and trades opportunistically based on the AI models’ selections; such trading may be frequent. The Sub-Adviser may also use other AI techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser review the AI models’ selections, oversee the operation of all AI models, and seek to mitigate a number of risks the models might pose, including lack of transparency regarding the bases for the models' selections and any biases or operational deficiencies in the models that are identified.The Fund may invest in derivative instruments including, but not limited to, put and call options. The Fund may use derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, to maintain equity market exposure on its cash balance, and/or to seek to enhance returns in the Fund.The Fund may invest, to a limited extent, in foreign (non-U.S.) stocks and depositary receipts.The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”).The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.